Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee generally approves annual equity awards for eligible employees, including each of the NEOs, at its March meeting following the release of our annual earnings results. From time to time, the Compensation Committee may grant equity awards to key employees at other times in connection with hiring, promotion, recruitment and retention efforts. Additionally, employees may enroll to purchase shares of Cars.com’s common stock under the terms of the Cars.com Inc. Employee Stock Purchase Plan (the “Employee Stock Purchase Plan”). During 2025, Cars.com did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Cars.com periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information (“MNPI”). The Compensation Committee does not grant equity awards in anticipation of the release of MNPI and Cars.com does not time the release of MNPI based upon grant dates of equity.

Award Timing Method	The Compensation Committee generally approves annual equity awards for eligible employees, including each of the NEOs, at its March meeting following the release of our annual earnings results. From time to time, the Compensation Committee may grant equity awards to key employees at other times in connection with hiring, promotion, recruitment and retention efforts. Additionally, employees may enroll to purchase shares of Cars.com’s common stock under the terms of the Cars.com Inc. Employee Stock Purchase Plan (the “Employee Stock Purchase Plan”).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of MNPI and Cars.com does not time the release of MNPI based upon grant dates of equity.
MNPI Disclosure Timed for Compensation Value	false